Summary of Significant Accounting Policies (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 22, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Incurred net loss		$ 900,000
Working capital deficit	$ 8,600,000	8,600,000
Realized gain percentage	25.00%
Excess of accumulated realized gain percentage	20.00%
Exceeding portion of total realized gain percentage	70.00%
Unrealized gain	$ 200,000
Net realized gain	1,900,000
Investment management expense	6,300,000
Investment income	4,400,000
Impairment loss on long-lived assets other		0	$ 813,344	$ 0
Impairment loss on goodwill		$ 0	0	1,599,591
Equity method investment, ownership percentage					100.00%
Recent adoption of accounting pronouncement, description		On January 1, 2019, the Company adopted ASU 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.
Operating lease liabilities	400,000	$ 400,000
Right of use assets	400,000	400,000
Allowance for sales revenue		$ 0	60,000	890,000
Contract revenue recognition, description		As of December 31, 2020 and 2019, the Company recorded contract liabilities of $90,834 and $116,155, respectively, which were presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2020 and 2019, the Company recognized $56,983 and $158,274 of contract liabilities as revenue, respectively.
Advances from customers	$ 90,834	$ 90,834	116,155
Shipping and handling expenses		620	287,385	741,816
Advertising costs		$ 144	$ 22,221	$ 150,154
Number of segment		1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment, ownership percentage	20.00%	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%